Goodwill and Other Intangible Assets, net - Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Goodwill And Other Intangible Assets Net Amortization Expense [Abstract]
Amortization expense	$ 91.7	$ 89.9	$ 88.6